SEGMENT INFORMATION (10K) (Details)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2015 USD ($)	Jun. 30, 2014 USD ($)	Jun. 30, 2015 USD ($) Segment Licensee	Jun. 30, 2014 USD ($)	Dec. 31, 2014 USD ($) Segment Licensee	Dec. 31, 2013 USD ($)
SEGMENT INFORMATION [Abstract]
Number of business segments | Segment			1		1
Number of international licensees | Licensee			7		7
Revenues per geographic area [Abstract]
Total Revenues	$ 258,997	$ 209,294	$ 553,645	$ 311,275	$ 863,857	$ 370,568
Total Revenue, percentage (in hundredths)	93.00%	90.00%	94.00%	87.00%	100.00%	100.00%
Revenue, Major Customer [Line Items]
Sales from major customer, percentage (in hundredths)	100.00%	100.00%	100.00%	100.00%	91.00%	75.00%
Customer A [Member] | Altrazeal [Member]
Revenues per geographic area [Abstract]
Total Revenue, percentage (in hundredths)	91.00%	87.00%	92.00%	59.00%
Revenue, Major Customer [Line Items]
Sales from major customer, percentage (in hundredths)					80.00%	8.00%
Customer B [Member] | Altrazeal [Member]
Revenues per geographic area [Abstract]
Total Revenue, percentage (in hundredths)	2.00%	3.00%	2.00%	28.00%
Revenue, Major Customer [Line Items]
Sales from major customer, percentage (in hundredths)					11.00%	67.00%
Reportable Geographical Components [Member] | Domestic [Member]
Revenues per geographic area [Abstract]
Total Revenues	$ 7,085	$ 11,770	$ 13,887	$ 21,442	$ 37,465	$ 65,546
Total Revenue, percentage (in hundredths)					4.00%	18.00%
Revenue, Major Customer [Line Items]
Sales from major customer, percentage (in hundredths)	3.00%	6.00%	3.00%	7.00%
Reportable Geographical Components [Member] | International [Member]
Revenues per geographic area [Abstract]
Total Revenues	$ 251,912	$ 197,524	$ 539,758	$ 289,833	$ 826,392	$ 305,022
Total Revenue, percentage (in hundredths)					96.00%	82.00%
Revenue, Major Customer [Line Items]
Sales from major customer, percentage (in hundredths)	97.00%	94.00%	97.00%	93.00%